UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6444

Smith Barney Investment Trust
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Christina T. Sydor, Esq.
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code:
     (800) 451-2010

Date of fiscal year end:  May 31
Date of reporting period: May 31, 2003

ITEM 1.  REPORT TO STOCKHOLDERS.

     The Semi-Annual Report to Stockholders is filed herewith.

                                 SMITH BARNEY
                                 INTERMEDIATE
                              MATURITY CALIFORNIA
                                MUNICIPALS FUND

                      SEMI-ANNUAL REPORT  |  MAY 31, 2003


[LOGO] Smith Barney
       Mutual Funds
Your Serious Money. Professionally Managed.(R)

Your Serious Money. Professionally Managed.(R) is a registered service mark of Citigroup Global Markets Inc.

         NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE

                                 WHAT'S INSIDE

Letter From the Chairman...................................................  1

Schedule of Investments....................................................  2

Statement of Assets and Liabilities........................................  9

Statement of Operations.................................................... 10

Statements of Changes in Net Assets........................................ 11

Notes to Financial Statements.............................................. 12

Financial Highlights....................................................... 19

                           LETTER FROM THE CHAIRMAN

[PHOTO]


R. JAY
GERKEN, CFA
Chairman, President and Chief Executive Officer

Dear Shareholder,
The philosopher Bertrand Russell famously remarked that, "Change is one thing, progress is another." You will notice in the following pages that we have begun to implement some changes to your shareholder report and we will be reflecting other changes in future reports. Our aim is to make meaningful improvements in reporting on the management of your Fund and its performance, not just to enact change for change's sake. Please bear with us during this transition period.

We know that you have questions about fund managers' decisions and plans, and we want to be sure that you have easy access to the information you need. Keeping investors informed is, and always will be, one of my top priorities as Chairman of your Fund. To that end, we encourage you to go to our website: www.smithbarneymutualfunds.com/1/ where you can find additional insight on your Fund.

I invite you to read this report in full. Please take the opportunity to talk to your financial adviser about this report or any other questions or concerns you have about your Fund and your financial future. As always, thank you for entrusting your assets to us. We look forward to helping you continue to meet your financial goals.

Sincerely,

/s/ R. Jay Gerken
R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

June 18, 2003
--------
/1/Matters referenced are not incorporated by reference unless otherwise stated.

1 Intermediate Maturity California Municipals Fund | 2003 Semi-Annual Report to
                                 Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED)                                MAY 31, 2003


   FACE
  AMOUNT   RATING(a)                            SECURITY                                VALUE
------------------------------------------------------------------------------------------------
Education -- 4.2%
                     California Educational Facilities Authority Revenue:
$  945,000 AAA         College of Osteopathic Medicine, CONNIE LEE-Insured,
                        5.550% due 6/1/06                                            $ 1,043,119
   500,000 AA+         University of Southern California Project,
                        5.300% due 10/1/04                                               516,950
 1,000,000 A2*       California State Public Works Board, Lease Revenue, (California
                      State University Project), Series B, 5.450% due 9/1/14           1,107,280
 1,010,000 AAA       California State University Channel Islands Financing Authority
                      Revenue, East Campus Community, Series A, MBIA-Insured,
                      4.875% due 9/1/16                                                1,050,592
------------------------------------------------------------------------------------------------
                                                                                       3,717,941
------------------------------------------------------------------------------------------------
General Obligation -- 16.8%
                     California State GO:
   200,000 A           6.000% due 9/1/03                                                 202,264
   800,000 VMIG 1*     Series A-2, 1.300% due 5/1/33 (b)                                 800,000
 1,250,000 AAA         Veterans Bonds, Series BL, FSA-Insured,
                        4.950% due 12/1/08 (c)                                         1,361,200
   650,000 AAA       Corona-Norco USD GO, Series C, FGIC-Insured,
                      5.250% due 9/1/15                                                  747,864
   285,000 AAA       Kern High School District GO, Series C, MBIA-Insured,
                      (Escrowed to maturity with U.S. government securities),
                      8.750% due 8/1/03                                                  288,454
   475,000 AA        Los Angeles GO, Series B, (Pre-Refunded with U.S. government
                      securities to 9/1/09 Call @ 101), 5.000% due 9/1/10 (d)            556,904
 3,000,000 AAA       Los Angeles USD GO, Election of 1997, Series E,
                      MBIA-Insured, 5.500% due 7/1/15 (e)                              3,550,020
 2,170,000 AAA       Morgan Hill USD GO, FGIC-Insured, 5.250% due 8/1/16 (e)           2,490,379
                     Tahoe Truckee USD GO, School Facilities Improvement,
                      MBIA-Insured:
 1,480,000 AAA          District 1, 5.000% due 8/1/14                                  1,711,709
 1,180,000 AAA          District 2, 5.000% due 8/1/14                                  1,364,741
   300,000 Aa3*      Torrance USD GO, Series A, 4.250% due 8/1/11                        320,412
 1,500,000 AAA       Visalia USD GO, Series A, FGIC-Insured, 4.900% due 8/1/12         1,679,685
------------------------------------------------------------------------------------------------
                                                                                      15,073,632
------------------------------------------------------------------------------------------------
Hospital -- 7.6%
    45,000 AAA       Arlington Community Hospital Corp. Revenue, (Escrowed
                      to maturity with U.S. government securities),
                      8.000% due 6/1/04                                                   46,379
                     California Health Facilities Financing Authority Revenue:
   700,000 AAA         Kaiser Permanente, Series B, AMBAC-Insured,
                        5.250% due 10/1/10                                               769,482
 1,000,000 AAA         Mills-Peninsula Hospital, Series B, CONNIE LEE-Insured,
                        5.300% due 1/15/05                                             1,066,160

                      See Notes to Financial Statements.

2 Intermediate Maturity California Municipals Fund | 2003 Semi-Annual Report to
                                 Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    MAY 31, 2003

   FACE
  AMOUNT   RATING(a)                            SECURITY                                VALUE
------------------------------------------------------------------------------------------------
Hospital -- 7.6% (continued)
$1,000,000 AAA         Scripps Health, Series C, MBIA-Insured, 5.000% due 10/1/13    $ 1,117,250
   200,000 AA-         Sisters of Providence, 6.200% due 10/1/03                         203,328
                     California Statewide Communities Development Authority
                      Revenue:
                        COP:
   200,000 VMIG 1*       Continuing Care/University Project,
                          1.300% due 11/15/28 (b)                                        200,000
 1,200,000 AA-           St. Joseph's Health Systems Group, (Pre-Refunded --
                          Escrowed with state and local government
                          securities to 7/1/04 Call @ 102), 5.875% due 7/1/05          1,286,808
 2,000,000 A            Kaiser Permanente, Series E, 4.700% due 11/1/36                2,156,740
-----------------------------------------------------------------------------------------------
                                                                                       6,846,147
-----------------------------------------------------------------------------------------------
Housing -- 15.9%
 1,250,000 AAA       ABAG Finance Authority for Non-Profit Corporations,
                      Multi-Family Housing Revenue, (Edgewood
                      Apartments Project), Series A, FNMA-Collateralized,
                      5.700% mandatory put 11/1/26 (c)(f)                              1,329,975
                     California Housing Finance Agency, Home Mortgage Revenue:
   150,000 Aa2*        Series B-1, FHA-Insured, 5.900% due 8/1/04 (c)                    155,466
                       Series E-1, FHA/VA-Insured:
   700,000 Aa2*         5.900% due 2/1/05 (c)                                            736,995
   700,000 Aa2*         5.900% due 8/1/05 (c)                                            747,845
                       Series R, MBIA-Insured:
 2,655,000 AAA          4.000% due 2/1/14 (c)(e)                                       2,707,516
 2,110,000 AAA          4.000% due 8/1/14 (c)(e)                                       2,151,736
                     California Housing Finance Agency Revenue:
 1,300,000 VMIG 1*     Multi-Family Housing, Series C, 1.300% due 2/1/33 (b)(c)        1,300,000
 3,100,000 VMIG 1*     Multi-Family Housing III, Series A, 1.300% due 2/1/32 (b)(c)    3,100,000
 1,000,000 Aa2*      California State Department of Veterans Affairs, Home Purchase
                      Revenue, Series C, Remarketed 1/9/01,
                      4.550% due 12/1/07 (c)                                           1,072,070
   745,000 AAA       Riverside County Housing Authority, Multi-Family Housing
                      Revenue, (Brandon Place Apartments Projects), Series B,
                      FNMA-Collateralized, 5.625% mandatory put 7/1/29 (c)               843,258
    25,000 AAA       San Luis Obispo Housing Authority, Multi-Family Housing
                      Revenue, (Parkwood Apartments Project), Series A,
                      FNMA-Collateralized, 5.500% due 8/1/03                              25,057
   110,000 AAA       Santa Rosa Mortgage Revenue Refunding, (Marlow Apartments
                      Project), Series A, FHA-Insured, 5.600% due 9/1/05                 112,889
-----------------------------------------------------------------------------------------------
                                                                                      14,282,807
-----------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

3 Intermediate Maturity California Municipals Fund | 2003 Semi-Annual Report to
                                 Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    MAY 31, 2003

   FACE
  AMOUNT   RATING(a)                            SECURITY                                VALUE
------------------------------------------------------------------------------------------------
Miscellaneous -- 24.4%
$2,905,000 A3*       California County Tobacco Securitization Agency, Alameda
                      County, 4.750% due 6/1/12 (e)                                  $ 2,745,051
 1,470,000 AAA       Inglewood Public Financing Authority Revenue, Series A,
                      AMBAC-Insured, 5.125% due 8/1/13                                 1,678,711
 1,080,000 AAA       Los Angeles County Community Facilities District No. 3, Special
                      Tax Refunding, Improvement Area, Series A, FSA-Insured,
                      5.250% due 9/1/07                                                1,232,420
   110,000 AAA       Montclair Redevelopment Agency, Residential Mortgage
                      Revenue, (Escrowed to maturity with U.S. government
                      securities), FNMA-Collateralized, FHA/VA
                      Mortgages-Insured, 7.750% due 10/1/11                              137,774
 1,320,000 Aaa*      Monterey County COP, Master Plan Financing, MBIA-Insured,
                      5.250% due 8/1/15                                                1,511,875
                     Ontario Redevelopment Financing Authority Revenue,
                      (Project No. 1), Centre City & Cimarron, MBIA-Insured:
 1,935,000 AAA          5.250% due 8/1/15 (e)                                          2,231,190
 1,060,000 AAA          5.250% due 8/1/16                                              1,216,498
   400,000 VMIG 1*   Orange County Sanitation Districts COP, Series A,
                      1.250% due 8/1/29 (b)                                              400,000
 1,415,000 AAA       San Buenaventura COP, Series C, AMBAC-Insured,
                      5.000% due 2/1/16                                                1,574,357
 2,165,000 AAA       San Jose Financing Authority Lease Revenue, (Civic Center
                      Project), Series B, AMBAC-Insured, 5.250% due 6/1/14 (e)         2,513,089
                     Solano County COP, Capital Improvement Program,
                      AMBAC-Insured:
 1,000,000 AAA          4.875% due 11/15/11                                            1,128,070
 1,000,000 AAA          5.000% due 11/15/13                                            1,128,450
 2,000,000 AAA       University of California Revenue, (Multiple Purpose Projects),
                      Series M, FGIC-Insured, 5.125% due 9/1/16 (e)                    2,241,020
 2,000,000 BBB-      Virgin Islands Public Financing Authority Revenue, Sr. Lien,
                      Series A, 5.300% due 10/1/11 (e)                                 2,153,640
------------------------------------------------------------------------------------------------
                                                                                      21,892,145
------------------------------------------------------------------------------------------------
Solid Waste -- 3.8%
                     Kings County Waste Management Authority, Solid Waste Revenue:
   375,000 BBB         6.500% due 10/1/03 (c)                                            380,621
   290,000 BBB         6.600% due 10/1/04 (c)                                            305,231
   275,000 Baa2*     South Napa Waste Management Authority, (Solid Waste
                      Transfer Facilities Project), 6.000% due 2/15/04 (c)               277,607
                     Sunnyvale Solid Waste Revenue Refunding, AMBAC-Insured:
 1,520,000 AAA         5.500% due 10/1/13 (c)                                          1,761,437
   605,000 AAA         5.500% due 10/1/14 (c)                                            698,842
------------------------------------------------------------------------------------------------
                                                                                       3,423,738
------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

4 Intermediate Maturity California Municipals Fund | 2003 Semi-Annual Report to
                                 Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    MAY 31, 2003

   FACE
  AMOUNT   RATING(a)                            SECURITY                               VALUE
-----------------------------------------------------------------------------------------------
Tax Allocation -- 9.6%
$  555,000 Baa2*     Hawthorne Community Redevelopment Agency, Tax Allocation,
                      (Redevelopment Project Area No. 2), (Partially Pre-Refunded --
                      Escrowed with U.S. government securities to 9/1/04
                      Call @ 102), 6.200% due 9/1/05 (d)                             $  597,130
 3,675,000 AAA       Livermore Redevelopment Agency, Tax Allocation Revenue,
                      (Redevelopment Project Area), Series A, MBIA-Insured,
                      5.250% due 8/1/15 (e)                                           4,209,198
                     Manteca Redevelopment Agency, Tax Allocation Refunding,
                      (Manteca Merged Project Area), FSA-Insured:
   345,000 AAA          5.000% due 10/1/13                                              399,551
   240,000 AAA          5.000% due 10/1/14                                              278,038
   760,000 AAA          5.000% due 10/1/15                                              876,592
   665,000 A-        Paramount Redevelopment Agency, Tax Allocation Refunding,
                      (Redevelopment Project, Area No. 1), 5.800% due 8/1/03            670,014
 1,375,000 AAA       San Diego Redevelopment Agency, Tax Allocation Revenue,
                      (Centre City Redevelopment Project), FSA-Insured,
                      5.250% due 9/1/15                                               1,587,217
-----------------------------------------------------------------------------------------------
                                                                                      8,617,740
-----------------------------------------------------------------------------------------------
Transportation -- 5.9%
 1,250,000 AAA       California Governmental Association, Bay Area Rapid Transit,
                      SFO Extension, FTA Capital Grant Revenue, Series A,
                      AMBAC-Insured, 4.875% due 6/15/09                               1,299,400
 3,000,000 AAA       Los Angeles County California Metropolitan Transportation
                      Authority, Sales Tax Revenue, Property C, Second Sr. Lien,
                      Series A, FGIC-Insured, 5.000% due 7/1/17 (e)                   3,327,150
   400,000 AAA       Palm Springs Financing Authority, Regional Airport Revenue,
                      MBIA-Insured, 5.500% due 1/1/04 (c)                               405,324
   210,000 AAA       San Francisco Airport Improvement Authority, Lease Revenue,
                      United Airlines Inc., (Escrowed to maturity with U.S.
                      government securities), 8.000% due 7/1/13                         268,176
-----------------------------------------------------------------------------------------------
                                                                                      5,300,050
-----------------------------------------------------------------------------------------------
Utilities -- 1.1%
   500,000 A3*       California Department of Water Resources, Power Supply
                      Revenue, Series A, 5.500% due 5/1/12                              571,425
   400,000 VMIG 1*   MSR Public Power Agency, (San Juan Project Revenue),
                      Sub. Lien, Series F, MBIA-Insured, 1.200% due 7/1/22 (b)          400,000
-----------------------------------------------------------------------------------------------
                                                                                        971,425
-----------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

5 Intermediate Maturity California Municipals Fund | 2003 Semi-Annual Report to
                                 Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    MAY 31, 2003

   FACE
  AMOUNT   RATING(a)                           SECURITY                              VALUE
---------------------------------------------------------------------------------------------
Water and Sewer -- 10.7%
$2,380,000 AAA       California Department of Water Resources Revenue, (Central
                      Valley Project), Series Z, FGIC-Insured,
                      5.000% due 12/1/15 (e)                                      $ 2,705,322
 1,000,000 AAA       Castaic Lake Water Agency COP, (Water Systems Improvement
                      Project), AMBAC-Insured, 5.000% due 8/1/12                    1,134,470
 1,750,000 AAA       East Bay Municipal Utility District, Water Systems Revenue,
                      FGIC-Insured, 5.000% due 6/1/16                               1,893,010
 1,000,000 AAA       El Dorado County, Public Agency Financing Authority Revenue,
                      FGIC-Insured, 5.200% due 2/15/07                              1,111,540
   500,000 VMIG 1*   Los Angeles Department of Water and Power Waterworks
                      Revenue, Sub. Series B-2, 1.200% due 7/1/35 (b)                 500,000
 1,000,000 AAA       Modesto California Irrigation District COP, Capital
                      Improvements, Series A, FSA-Insured, 5.250% due 7/1/15        1,151,840
 1,000,000 AAA       Modesto Irrigation District Financing Authority Revenue,
                      Series A, MBIA-Insured, 5.350% due 10/1/06                    1,129,470
---------------------------------------------------------------------------------------------
                                                                                    9,625,652
---------------------------------------------------------------------------------------------
                     TOTAL INVESTMENTS -- 100.0%
                     (Cost -- $83,536,282**)                                      $89,751,277
---------------------------------------------------------------------------------------------

(a) All ratings are by Standard & Poor's Ratings Service, except for those identified by an asterisk (*), which are rated by Moody's Investors Service.
(b) Variable rate obligation payable at par on demand at any time on no more than seven days notice.
(c) Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax.
(d) Pre-Refunded bonds escrowed with U.S. government securities and bonds escrowed to maturity with U.S. government securities are considered by the investment adviser to be triple-A rated even if issuer has not applied for new ratings.
(e) All or a portion of this security is segregated for open futures contracts commitments (See Note 6).
(f) All or a portion of this security is held as collateral for open futures contracts commitments (See Note 6).
** Aggregate cost for Federal income tax purposes is substantially the same.

   See pages 7 and 8 for definitions of ratings and certain security descriptions.

                      See Notes to Financial Statements.

6 Intermediate Maturity California Municipals Fund | 2003 Semi-Annual Report to
                                 Shareholders

 BOND RATINGS (UNAUDITED)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "BBB" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.
AAA -- Bonds rated "AAA" have the highest rating assigned by Standard &
       Poor's. Capacity to pay interest and repay principal is extremely strong.
AA  -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.
A   -- Bonds rated "A" have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Moody's Investors Service ("Moody's") -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "Baa," where 1 is the highest and 3 the lowest ranking within its generic category.
Aaa -- Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest pay- ments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa  -- Bonds rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in
       "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear some- what larger than in "Aaa"
       securities.
A   -- Bonds rated "A" possess many favorable investment attributes and are to be consid- ered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa -- Bonds rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured.
       Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack out- standing investment characteristics and in fact have speculative characteristics as well.

NR -- Indicates that the bond is not rated by Standard & Poor's or Moody's.

7 Intermediate Maturity California Municipals Fund | 2003 Semi-Annual Report to
                                 Shareholders

 SHORT-TERM SECURITY RATINGS (UNAUDITED)

SP-1   -- Standard & Poor's highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety charac- teristics are denoted with a plus (+) sign.
A-1    -- Standard & Poor's highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess over- whelming safety characteristics are denoted with a plus (+) sign.
VMIG 1 -- Moody's highest rating for issues having a demand feature -- VRDO.
P-1    -- Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

 SECURITY DESCRIPTIONS (UNAUDITED)

ABAG   --Association of Bay Area Governments
AIG    --American International Guaranty
AMBAC  --American Municipal Bond Assurance Corporation
BIG    --Bond Investors Guaranty
CGIC   --Capital Guaranty Insurance Company
CONNIE --College Construction Loan Insurance Association
 LEE
COP    --Certificate of Participation
EDA    --Economic Development Authority
FGIC   --Financial Guaranty Insurance Company
FHA    --Federal Housing Administration
FHLMC  --Federal Home Loan Mortgage Corporation
FLAIRS --Floating Adjustable Interest Rate Securities
FNMA   --Federal National Mortgage Association
FSA    --Financial Security Assurance
FTA    --Federal Transit Administration
GIC    --Guaranteed Investment Contract
GNMA   --Government National Mortgage Association
GO     --General Obligation
HFA    --Housing Finance Authority
IDA    --Industrial Development Authority
IDB    --Industrial Development Board
IDR    --Industrial Development Revenue
INFLOS --Inverse Floaters
LOC    --Letter of Credit
MBIA   --Municipal Bond Investors Assurance Corporation
MGIC   --Mortgage Guaranty Insurance Corp.
MVRICS --Municipal Variable Rate Inverse Coupon Security
PCFA   --Pollution Control Financing Authority
PCR    --Pollution Control Revenue
RIBS   --Residual Interest Bonds
USD    --Unified School District
VA     --Veterans Administration
VRDD   --Variable Rate Daily Demand

8 Intermediate Maturity California Municipals Fund | 2003 Semi-Annual Report to
                                 Shareholders

 STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)                    MAY 31, 2003


ASSETS:
  Investments, at value (Cost -- $83,536,282)                                       $89,751,277
  Cash                                                                                  103,064
  Receivable for Fund shares sold                                                     1,486,829
  Interest receivable                                                                 1,281,417
  Receivable for securities sold                                                        295,000
  Receivable from broker -- variation margin                                              4,297
-----------------------------------------------------------------------------------------------
  Total Assets                                                                       92,921,884
-----------------------------------------------------------------------------------------------
LIABILITIES:
  Payable for Fund shares purchased                                                     621,488
  Dividends payable                                                                      90,974
  Investment advisory fee payable                                                        15,497
  Administration fee payable                                                             15,497
  Distribution plan fees payable                                                         10,568
  Accrued expenses                                                                       54,852
-----------------------------------------------------------------------------------------------
  Total Liabilities                                                                     808,876
-----------------------------------------------------------------------------------------------
Total Net Assets                                                                    $92,113,008
-----------------------------------------------------------------------------------------------
NET ASSETS:
  Par value of shares of beneficial interest                                        $    10,235
  Capital paid in excess of par value                                                89,106,240
  Undistributed net investment income                                                    34,462
  Accumulated net realized loss from investment transactions and futures contracts   (2,516,402)
  Net unrealized appreciation of investments and futures contracts                    5,478,473
-----------------------------------------------------------------------------------------------
Total Net Assets                                                                    $92,113,008
-----------------------------------------------------------------------------------------------
Shares Outstanding:
  Class A                                                                             7,113,805
  Class L                                                                             1,722,900
  Class O                                                                             1,000,940
  Class Y                                                                               397,181
Net Asset Value:
  Class A (and redemption price)                                                          $9.00
  Class L (and redemption price)                                                          $8.99
  Class O *                                                                               $9.00
  Class Y (and redemption price)                                                          $9.02
Maximum Public Offering Price Per Share:
  Class A (net asset value plus 2.04% of net asset value per share)                       $9.18
  Class O (net asset value plus 1.01% of net asset value per share)                       $9.09
-----------------------------------------------------------------------------------------------

* Redemption price is NAV of Class O shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (See Note 4).

                      See Notes to Financial Statements.

9 Intermediate Maturity California Municipals Fund | 2003 Semi-Annual Report to
                                 Shareholders

 STATEMENT OF OPERATIONS (UNAUDITED)

For the Six Months Ended May 31, 2003

INVESTMENT INCOME:
  Interest                                                                    $ 1,927,568
-----------------------------------------------------------------------------------------
EXPENSES:
  Investment advisory fee (Note 4)                                                130,991
  Distribution plan fees (Note 7)                                                 116,515
  Administration fee (Note 4)                                                      87,327
  Custody                                                                          31,048
  Shareholder communications (Note 7)                                              27,361
  Registration fees                                                                23,270
  Audit and legal                                                                  21,751
  Shareholder servicing fees (Note 7)                                              10,270
  Trustees' fees                                                                    7,096
  Other                                                                             3,466
-----------------------------------------------------------------------------------------
  Total Expenses                                                                  459,095
  Less: Investment advisory fee waiver (Note 4)                                   (43,664)
-----------------------------------------------------------------------------------------
  Net Expenses                                                                    415,431
-----------------------------------------------------------------------------------------
Net Investment Income                                                           1,512,137
-----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FUTURES CONTRACTS (NOTES 5 AND 6):
 Realized Loss From:
   Investment transactions                                                       (115,897)
   Futures contracts                                                           (1,192,338)
-----------------------------------------------------------------------------------------
  Net Realized Loss                                                            (1,308,235)
-----------------------------------------------------------------------------------------
 Change in Net Unrealized Appreciation of Investments and Futures Contracts:
   Beginning of period                                                          3,045,839
   End of period                                                                5,478,473
-----------------------------------------------------------------------------------------
  Increase in Net Unrealized Appreciation                                       2,432,634
-----------------------------------------------------------------------------------------
Net Gain on Investments and Futures Contracts                                   1,124,399
-----------------------------------------------------------------------------------------
Increase in Net Assets From Operations                                        $ 2,636,536
-----------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

 10 Intermediate Maturity California Municipals Fund | 2003 Semi-Annual Report
                                to Shareholders

 STATEMENTS OF CHANGES IN NET ASSETS

For the Six Months Ended May 31, 2003 (unaudited) and the Year Ended November 30, 2002

                                                                      2003          2002
---------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                                           $  1,512,137  $  2,766,249
  Net realized loss                                                 (1,308,235)     (124,663)
  Increase in net unrealized appreciation                            2,432,634       479,484
--------------------------------------------------------------------------------------------
  Increase in Net Assets From Operations                             2,636,536     3,121,070
--------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
FROM (NOTES 3 AND 8):
  Net investment income                                             (1,511,718)   (2,774,241)
--------------------------------------------------------------------------------------------
  Decrease in Net Assets From
   Distributions to Shareholders                                    (1,511,718)   (2,774,241)
--------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 9):
  Net proceeds from sale of shares                                  22,051,487    59,699,256
  Net asset value of shares issued for reinvestment of dividends     1,043,979     1,905,653
  Cost of shares reacquired                                        (18,198,636)  (28,403,026)
--------------------------------------------------------------------------------------------
  Increase in Net Assets From Fund Share Transactions                4,896,830    33,201,883
--------------------------------------------------------------------------------------------
Increase in Net Assets                                               6,021,648    33,548,712
NET ASSETS:
  Beginning of period                                               86,091,360    52,542,648
--------------------------------------------------------------------------------------------
  End of period*                                                  $ 92,113,008  $ 86,091,360
--------------------------------------------------------------------------------------------
* Includes undistributed net investment income of:                     $34,462       $34,043
--------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

 11 Intermediate Maturity California Municipals Fund | 2003 Semi-Annual Report
                                to Shareholders

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Significant Accounting Policies

Smith Barney Intermediate Maturity California Municipals Fund ("Fund"), a separate investment fund of the Smith Barney Investment Trust ("Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a non-diversified open-end management investment company. The Trust consists of this Fund and five other separate investment funds: Smith Barney Intermediate Maturity New York Municipals Fund, Smith Barney Large Capitalization Growth Fund, Smith Barney Mid Cap Core Fund, Smith Barney S&P 500 Index Fund and Smith Barney Classic Values Fund. The financial statements and financial highlights for the other funds are presented in separate shareholder reports.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities are valued at the mean between the quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities. Investments in securities for which market quotations are not available are valued at fair value as determined in good faith by or with the direction of the Board of Trustees; (c) securities maturing within 60 days are valued at cost plus accreted discount or minus amortized premium, which approximates value; (d) gains or losses on the sale of securities are calculated by using the specific identification method; (e) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (f ) direct expenses are charged to the Fund and each class; management fees and general fund expenses are allocated on the basis of relative net assets; (g) dividends and distributions to shareholders are recorded on the ex-dividend date; (h) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (i) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any

 12 Intermediate Maturity California Municipals Fund | 2003 Semi-Annual Report
                                to Shareholders
other parameters used in determining these estimates could cause actual results to differ; and ( j) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

2. Portfolio Concentration

Since the Fund invests primarily in obligations of issuers within California, it is subject to possible concentration risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting California.

3. Exempt-Interest Dividends and Other Distributions

The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular Federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund.

It is the Fund's policy to distribute dividends monthly. Capital gains distributions, if any, are taxable to shareholders, and are declared and paid at least annually.

4. Investment Advisory Agreement, Administration Agreement and Other
   Transactions

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment adviser to the Fund. The Fund pays SBFM an investment advisory fee calculated at an annual rate of 0.30% of the average daily net assets. This fee is calculated daily and paid monthly. For the six months ended May 31, 2003, SBFM waived a portion of its investment advisory fee amounting to $43,664.

SBFM also acts as the Fund's administrator for which the Fund pays a fee calculated at the annual rate of 0.20% of the average daily net assets. This fee is calculated daily and paid monthly.

 13 Intermediate Maturity California Municipals Fund | 2003 Semi-Annual Report
                                to Shareholders

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Fund's transfer agent. PFPC Global Fund Services ("PFPC") acts as the Fund's sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the six months ended May 31, 2003, the Fund paid transfer agent fees of $4,698 to CTB.

Citigroup Global Markets Inc. ("CGM"), formerly known as Salomon Smith Barney Inc., another indirect wholly-owned subsidiary of Citigroup, acts as the Fund's distributor. In addition, CGM and certain other broker-dealers continue to sell Fund shares to the public as members of the selling group.

Class B shares, which became effective March 28, 2003, will be issued with a contingent deferred sales charge ("CDSC") of 5.00%, which applies if redemption occurs within one year from purchase payment and declines thereafter by 1.00% per year until no CDSC is incurred.

There are maximum initial sales charges of 2.00% and 1.00% for Class A and O shares, respectively. In certain cases, Class A shares also have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $500,000 in aggregate. These purchases do not incur an initial sales charge. Class O shares also have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment.

Class A, B, L and O shares that are exchanged and are not already subject to a deferred sales charge, may be subject to a 1.00% deferred sales charge if redemption occurs within one year of the date of the exchange.

For the six months ended May 31, 2003, CGM received sales charges of approximately $126,000 and $3,000 on sales of the Fund's Class A and O shares, respectively. In addition, for the six months ended May 31, 2003, CDSCs paid to CGM were approximately:

                                   Class A Class O
                             ---------------------
                             CDSCs $11,000 $4,000
                             ---------------------

All officers and one Trustee of the Trust are employees of Citigroup or its affiliates.

 14 Intermediate Maturity California Municipals Fund | 2003 Semi-Annual Report
                                to Shareholders

5. Investments

For the six months ended May 31, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

                              --------------------
                              Purchases $2,311,507
                              --------------------
                              Sales      6,886,845
                              --------------------

At May 31, 2003, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

                   -----------------------------------------
                   Gross unrealized appreciation $6,398,278
                   Gross unrealized depreciation   (183,283)
                   -----------------------------------------
                   Net unrealized appreciation   $6,214,995
                   -----------------------------------------

6. Futures Contracts

Securities or cash equal to the initial margin amount, which is made upon entering into the futures contract, are either deposited with the broker or segregated by the custodian. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of ) the closing transactions and the Fund's basis in the contract. The Fund enters into such contracts to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices.

 15 Intermediate Maturity California Municipals Fund | 2003 Semi-Annual Report
                                to Shareholders

At May 31, 2003, the Fund had the following open futures contracts:

                      Number of               Basis      Market    Unrealized
                      Contracts Expiration    Value      Value        Loss
  ---------------------------------------------------------------------------
  To Sell:
  U.S. Treasury Notes    275       6/03    $32,005,665 $32,742,187 $(736,522)
  ---------------------------------------------------------------------------

7. Class Specific Expenses

Pursuant to a Distribution Plan, the Fund pays a service fee with respect to its Class A, L and O shares calculated at an annual rate of 0.15% of the average daily net assets for each respective class. In addition, the Fund pays a distribution fee with respect to its Class L and O shares calculated at an annual rate of 0.60% and 0.20% of the average daily net assets of each class, respectively. For the six months ended May 31, 2003, total Distribution Plan fees incurred, which are accrued daily and paid monthly, were as follows:

                                        Class A Class L Class O
                 ----------------------------------------------
                 Distribution Plan Fees $44,865 $55,584 $16,066
                 ----------------------------------------------

For the six months ended May 31, 2003, total Shareholder Servicing fees were as follows:

                                      Class A Class L Class O Class Y
           ----------------------------------------------------------
           Shareholder Servicing Fees $5,144  $2,149  $2,889    $88
           ----------------------------------------------------------

For the six months ended May 31, 2003, total Shareholder Communication expenses were as follows:

                                          Class A Class L Class O Class Y
       ------------------------------------------------------------------
       Shareholder Communication Expenses $11,905 $7,792  $7,043   $621
       ------------------------------------------------------------------

 16 Intermediate Maturity California Municipals Fund | 2003 Semi-Annual Report
                                to Shareholders

8. Distributions Paid to Shareholders by Class

                                  Six Months Ended    Year Ended
            Net Investment Income   May 31, 2003   November 30, 2002
            --------------------------------------------------------
                   Class A           $1,078,508       $2,117,477
                   Class L              227,312          114,747
                   Class O              139,352          396,217
                   Class Y               66,546          145,800
            --------------------------------------------------------
                   Total             $1,511,718       $2,774,241
            --------------------------------------------------------

9. Shares of Beneficial Interest

At May 31, 2003, the Fund had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares. Effective July 22, 2002, the Fund redesignated the existing Class L shares as Class O shares. Class O shares are available for purchase only by former Class L shareholders. In addition, effective July 22, 2002, new Class L shares were created.

Transactions in shares of each class were as follows:

                                  Six Months Ended             Year Ended
                                    May 31, 2003           November 30, 2002*
                              ------------------------  ------------------------
                                Shares       Amount       Shares       Amount
---------------------------------------------------------------------------------
Class A
Shares sold                    1,582,756  $ 14,133,749   4,051,660  $ 35,920,309
Shares issued on reinvestment     81,579       727,753     160,675     1,422,448
Shares reacquired             (1,216,407)  (10,872,165) (1,974,901)  (17,574,084)
---------------------------------------------------------------------------------
Net Increase                     447,928  $  3,989,337   2,237,434  $ 19,768,673
---------------------------------------------------------------------------------
Class L
Shares sold                      853,953  $  7,620,008   2,138,876  $ 19,239,323
Shares issued on reinvestment     18,605       165,913       9,309        83,130
Shares reacquired               (689,145)   (6,149,477)   (608,698)   (5,413,757)
---------------------------------------------------------------------------------
Net Increase                     183,413  $  1,636,444   1,539,487  $ 13,908,696
---------------------------------------------------------------------------------

 17 Intermediate Maturity California Municipals Fund | 2003 Semi-Annual Report
                                to Shareholders

                                   Six Months Ended          Year Ended
                                     May 31, 2003        November 30, 2002*
                                ---------------------  ---------------------
                                 Shares      Amount     Shares      Amount
  ---------------------------------------------------------------------------
  Class O+
  Shares sold                     33,401  $   297,730   515,752  $ 4,539,624
  Shares issued on reinvestment    9,397       83,767    28,745      254,275
  Shares reacquired             (132,043)  (1,176,994) (532,333)  (4,715,185)
  ---------------------------------------------------------------------------
  Net Increase (Decrease)        (89,245) $  (795,497)   12,164  $    78,714
  ---------------------------------------------------------------------------
  Class Y
  Shares issued on reinvestment    7,444  $    66,546    16,463  $   145,800
  Shares reacquired                   --           --   (80,097)    (700,000)
  ---------------------------------------------------------------------------
  Net Increase (Decrease)          7,444  $    66,546   (63,634) $  (554,200)
  ---------------------------------------------------------------------------

* For Class L shares, transactions are for the period July 22, 2002 (inception date) to November 30, 2002.
+ On July 22, 2002, Class L shares were renamed as Class O shares.

 18 Intermediate Maturity California Municipals Fund | 2003 Semi-Annual Report
                                to Shareholders

 FINANCIAL HIGHLIGHTS

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:

Class A Shares                      2003/(1)(2)/  2002/(2)/ 2001/(2)/  2000/(2)/  1999/(2)/   1998
----------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period                    $8.89       $8.82     $8.58      $8.42      $8.85     $8.66
-------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income/(3)(4)/          0.16        0.34      0.38       0.38       0.37      0.39
  Net realized and unrealized
   gain (loss)/(4)/                      0.11        0.07      0.24       0.16      (0.43)     0.19
-------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations      0.27        0.41      0.62       0.54      (0.06)     0.58
-------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                 (0.16)      (0.34)    (0.38)     (0.38)     (0.37)    (0.39)
-------------------------------------------------------------------------------------------------
Total Distributions                     (0.16)      (0.34)    (0.38)     (0.38)     (0.37)    (0.39)
-------------------------------------------------------------------------------------------------
Net Asset Value, End of Period          $9.00       $8.89     $8.82      $8.58      $8.42     $8.85
-------------------------------------------------------------------------------------------------
Total Return/(5)/                        3.07%++     4.70%     7.32%      6.64%     (0.70)%    6.78%
-------------------------------------------------------------------------------------------------
Net Assets,
 End of Period (000s)                 $64,028     $59,256   $39,041    $30,800    $29,522   $28,303
-------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(3)/                          0.80%+      0.70%     0.65%      0.77%      0.84%     0.75%
  Net investment income/(4)/             3.61+       3.83      4.33       4.58       4.27      4.45
-------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                     3%         12%        4%         8%        29%        8%
-------------------------------------------------------------------------------------------------

(1) For the six months ended May 31, 2003 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) The investment adviser and/or administrator waived all or a portion of the fees for the six months ended May 31, 2003 and the five years ended November 30, 2002. If such fees were not waived, the per share decreases to net investment income and the actual expense ratios would have been as follows:

               Per Share Decreases to                   Expense Ratios
               Net Investment Income                 Without Fee Waivers
        ------------------------------------ ------------------------------------
         2003  2002  2001  2000  1999  1998   2003  2002  2001  2000  1999  1998
        -----  ----- ----- ----- ----- ----- -----  ----- ----- ----- ----- -----
Class A $0.00* $0.01 $0.01 $0.02 $0.02 $0.02 0.90%+ 0.86% 0.85% 0.97% 1.05% 1.00%

(4) Effective December 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended November 30, 2002, the change to net investment income, net realized and unrealized gain and the ratio of net investment income to average net assets was less than $0.01, $0.01 and 0.01%, respectively. Per share information, ratios and supplemental data for the periods prior to December 1, 2001 have not been restated to reflect this change in presentation.
(5) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
 * Amount represents less than $0.01.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.

 19 Intermediate Maturity California Municipals Fund | 2003 Semi-Annual Report
                                to Shareholders

For a share of each class of beneficial interest outstanding throughout each period ended November 30, unless otherwise noted:

Class L Shares                                                     2003/(1)(2)/  2002/(2)(3)/
---------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                  $8.89         $8.95
------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income/(4)/                                            0.13          0.09
 Net realized and unrealized gain (loss)                               0.11         (0.04)
------------------------------------------------------------------------------------------
Total Income From Operations                                           0.24          0.05
------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                                                (0.14)        (0.11)
------------------------------------------------------------------------------------------
Total Distributions                                                   (0.14)        (0.11)
------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                        $8.99         $8.89
------------------------------------------------------------------------------------------
Total Return/(5)++/                                                    2.68%         0.54%
------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)                                    $15,497       $13,685
------------------------------------------------------------------------------------------
Ratios to Average Net Assets+:
 Expenses/(4)/                                                         1.48%         1.42%
 Net investment income                                                 2.93          2.85
------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                                   3%           12%
------------------------------------------------------------------------------------------

(1) For the six months ended May 31, 2003 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) For the period July 22, 2002 (inception date) to November 30, 2002.
(4) The investment adviser waived a portion of its fees for the six months ended May 31, 2003 and the period ended November 30, 2002. If such fees were not waived, the per share decrease to net investment income and the actual expense ratios would have been as follows:

                                              Per Share Decreases to Expense Ratios
                                              Net Investment Income  Without Fee Waivers
                                              ---------------------  -----------------
                                               2003        2002       2003      2002
                                                -----       -----    ----      ----
Class L                                       $0.00*      $0.00*     1.58%+    1.53%+

(5) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
 *  Amount represents less than $0.01 per share.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+   Annualized.

 20 Intermediate Maturity California Municipals Fund | 2003 Semi-Annual Report
                                to Shareholders

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:

Class O Shares                      2003/(1)(2)/ 2002/(2)(3)/ 2001/(2)/ 2000/(2)/ 1999/(2)/ 1998/(4)/
-----------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period                   $8.88        $8.81       $8.58     $8.42     $8.84     $8.65
------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income/(5)(6)/         0.14         0.32        0.36      0.37      0.35      0.37
  Net realized and unrealized
   gain (loss)/(6)/                     0.12         0.07        0.23      0.16     (0.42)     0.19
------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations     0.26         0.39        0.59      0.53     (0.07)     0.56
------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                (0.14)       (0.32)      (0.36)    (0.37)    (0.35)    (0.37)
------------------------------------------------------------------------------------------------
Total Distributions                    (0.14)       (0.32)      (0.36)    (0.37)    (0.35)    (0.37)
------------------------------------------------------------------------------------------------
Net Asset Value, End of Period         $9.00        $8.88       $8.81     $8.58     $8.42     $8.84
------------------------------------------------------------------------------------------------
Total Return/(7)/                       2.90%++      4.47%       6.97%     6.42%    (0.79)%    6.57%
------------------------------------------------------------------------------------------------
Net Assets,
 End of Period (000s)                 $9,007       $9,679      $9,497    $5,277    $5,144    $5,260
------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(5)/                         1.17%+       0.98%       0.89%     0.98%     1.01%     0.97%
  Net investment income/(6)/            3.25+        3.58        4.08      4.38      4.09      4.22
------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                    3%          12%          4%        8%       29%        8%
------------------------------------------------------------------------------------------------

(1) For the six months ended May 31, 2003 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) On July 22, 2002, Class L shares were renamed as Class O shares.
(4) On June 12, 1998, Class C shares were renamed as Class L shares.
(5) The investment adviser and/or administrator waived all or a portion of the fees for the six months ended May 31, 2003 and the five years ended November 30, 2002. If such fees were not waived, the per share decreases to net investment income and the actual expense ratios would have been as follows:

               Per Share Decreases to                   Expense Ratios
               Net Investment Income                 Without Fee Waivers
        ------------------------------------ ------------------------------------
         2003  2002  2001  2000  1999  1998   2003  2002  2001  2000  1999  1998
        -----  ----- ----- ----- ----- ----- ------ ----- ----- ----- ----- -----
Class O $0.00* $0.01 $0.01 $0.02 $0.02 $0.02 1.27%+ 1.14% 1.14% 1.18% 1.22% 1.21%

(6) Effective December 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended November 30, 2002, the change to net investment income, net realized and unrealized gain and the ratio of net investment income to average net assets was less than $0.01, $0.01 and 0.01%, respectively. Per share information, ratios and supplemental data for the periods prior to December 1, 2001 have not been restated to reflect this change in presentation.
(7) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
 *  Amount represents less than $0.01.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.

 21 Intermediate Maturity California Municipals Fund | 2003 Semi-Annual Report
                                to Shareholders

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:

Class Y Shares                 2003/(1)(2)/ 2002/(2)/ 2001/(2)/ 2000/(2)/  1999/(2)/  1998
--------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Period                           $8.91       $8.83     $8.60     $8.44     $8.86     $8.66
---------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income/(3)(4)/     0.17        0.36      0.40      0.40      0.39      0.41
 Net realized and
   unrealized gain (loss)/(4)/     0.11        0.07      0.23      0.16     (0.42)     0.19
---------------------------------------------------------------------------------------
Total Income (Loss) From
 Operations                        0.28        0.43      0.63      0.56     (0.03)     0.60
---------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income            (0.17)      (0.35)    (0.40)    (0.40)    (0.39)    (0.40)
---------------------------------------------------------------------------------------
Total Distributions               (0.17)      (0.35)    (0.40)    (0.40)    (0.39)    (0.40)
---------------------------------------------------------------------------------------
Net Asset Value, End of Period    $9.02       $8.91     $8.83     $8.60     $8.44     $8.86
---------------------------------------------------------------------------------------
Total Return/(5)/                  3.17%++     5.01%     7.41%     6.82%    (0.40)%    7.09%
---------------------------------------------------------------------------------------
Net Assets, End of Period
 (000s)                          $3,581      $3,471    $4,005    $  332    $  311    $  312
---------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses/(3)/                     0.64%+      0.48%     0.37%     0.59%     0.65%     0.57%
 Net investment income/(4)/        3.77+       4.03      4.47      4.76      4.46      4.62
---------------------------------------------------------------------------------------
Portfolio Turnover Rate               3%         12%        4%        8%       29%        8%
---------------------------------------------------------------------------------------

(1) For the six months ended May 31, 2003 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) The investment adviser and/or administrator waived all or a portion of the fees for the six months ended May 31, 2003 and the five years ended November 30, 2002. If such fees were not waived, the per share decreases to net investment income and the actual expense ratios would have been as follows:

               Per Share Decreases to                   Expense Ratios
               Net Investment Income                 Without Fee Waivers
        ------------------------------------ ------------------------------------
         2003  2002  2001  2000  1999  1998   2003  2002  2001  2000  1999  1998
        -----  ----- ----- ----- ----- ----- ------ ----- ----- ----- ----- -----
Class Y $0.00* $0.01 $0.01 $0.02 $0.02 $0.02 0.74%+ 0.64% 0.57% 0.79% 0.86% 0.82%

(4) Effective December 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended November 30, 2002, the change to net investment income, net realized and unrealized gain and the ratio of net investment income to average net assets was less than $0.01, $0.01 and 0.01%, respectively. Per share information, ratios and supplemental data for the periods prior to December 1, 2001 have not been restated to reflect this change in presentation.
(5) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
 * Amount represents less than $0.01.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.

 22 Intermediate Maturity California Municipals Fund | 2003 Semi-Annual Report
                                to Shareholders

                                  SMITH BARNEY
                INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND



             TRUSTEES                 INVESTMENT ADVISER
             Herbert Barg             AND ADMINISTRATOR
             Dwight B. Crane          Smith Barney Fund
             Burt N. Dorsett           Management LLC
             R. Jay Gerken, CFA
               Chairman               DISTRIBUTOR
             Elliot S. Jaffe          Citigroup Global Markets Inc.
             Stephen E. Kaufman
             Joseph J. McCann         CUSTODIAN
             Cornelius C. Rose, Jr.   State Street Bank and
                                       Trust Company
             OFFICERS
             R. Jay Gerken, CFA       TRANSFER AGENT
             President and Chief      Citicorp Trust Bank, fsb.
             Executive Officer        125 Broad Street, 11th Floor
                                      New York, New York 10004
             Lewis E. Daidone
             Senior Vice President    SUB-TRANSFER AGENT
             and Chief Administrative PFPC Global Fund Services
             Officer                  P.O. Box 9699
                                      Providence, Rhode Island
             Richard L. Peteka        02940-9699
             Chief Financial Officer
             and Treasurer

             Joseph P. Deane
             Vice President and
             Investment Officer

             David T. Fare
             Vice President and
             Investment Officer

             Kaprel Ozsolak
             Controller

             Christina T. Sydor
             Secretary

  Smith Barney Intermediate Maturity
  California Municipals Fund




  This report is submitted for the general information of the shareholders of Smith Barney Investment Trust -- Smith Barney Intermediate Maturity California Municipals Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after August 31, 2003, this report must be accompanied by performance information for the most recently completed calendar quarter.

  SMITH BARNEY INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND
  Smith Barney Mutual Funds
  125 Broad Street
  10th Floor, MF-2
  New York, New York 10004

  For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

  www.smithbarneymutualfunds.com


 (C)2003 Citigroup Global Markets Inc.
 Member NASD, SIPC

 FD2400 7/03
                                                                        03-4964

ITEM 2.  CODE OF ETHICS.

         Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

         (b) In the last 90 days, there have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 10. EXHIBITS.

         (a)  Not applicable.

         (b)  Attached hereto.

         Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

         Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Investment Trust


By:      /s/ R. Jay Gerken
         R. Jay Gerken
         Chief Executive Officer of
         Smith Barney Investment Trust

Date: August 1, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ R. Jay Gerken
         (R. Jay Gerken)
         Chief Executive Officer of
         Smith Barney Investment Trust


Date: August 1, 2003

By:      /s/ RICHARD PETEKA
         Chief Financial Officer of
         Smith Barney Investment Trust

Date: August 1, 2003